Deferred Income and Mining Tax Liabilities and Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred income and mining tax liabilities [Abstract]
Property, plant and equipment	$ 425.0	$ 559.1
Environmental rehabilitation obligation funds	40.1	42.5
Financial guarantee receivable	7.9
Other	2.8	1.8
Gross deferred income and mining tax liabilities	475.8	603.4
Provisions, including rehabilitation accruals	(58.6)	(60.0)
Financial guarantee liability	(7.9)
Tax losses	(4.8)	(5.6)
Gross deferred income and mining tax assets	(71.3)	(65.6)
Valuation allowance for deferred tax assets	4.4	5.1
Total deferred income and mining tax assets	(66.9)	(60.5)
Net deferred income and mining tax	408.9	542.9
Non-current liabilities	436.2	556.1
Current assets	(27.3)	(13.2)
Net deferred income and mining tax	$ 408.9	$ 542.9